Other operating costs - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 17, 2021 $ / shares	Dec. 31, 2020 € / shares
Details Of Other Operating Costs [Line Items]
Par value per share | € / shares	€ 0.02		€ 0.02
IIACs shares [Member]
Details Of Other Operating Costs [Line Items]
Par value per share | $ / shares		$ 10.14
Costs Related To The Business Combination [Member] | Zegna [Member]
Details Of Other Operating Costs [Line Items]
Share issue related cost	€ 114,963
Costs Related To The Business Combination [Member] | IIAC [Member]
Details Of Other Operating Costs [Line Items]
Share issue related cost	€ 37,906
Stock issued during period shares new shares issued | shares	5,031,250
Gifts Assoications And Donations [Member] | Zegna [Member]
Details Of Other Operating Costs [Line Items]
Contribution to associates and donations	€ 200
Donations related to civil protection	999
Donations related to other initiatives	€ 4,482